SHARE CAPITAL (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) shares		Dec. 31, 2017 CNY (¥)
Disclosure of classes of share capital [line items]
Total authorised number of ordinary shares | shares	7,083,537,000	7,083,537,000	7,083,537,000
Par value per share | ¥ / shares	¥ 1.00	¥ 1.00
Authorized, issued and fully paid:
Total	¥ 7,083,537	¥ 7,083,537	$ 1,017,486	[1]	¥ 7,083,537
Movement	0	0
H shares [member]
Authorized, issued and fully paid:
Total	1,431,300	1,431,300			1,431,300
Movement	0	0
A shares [member]
Authorized, issued and fully paid:
Total	5,652,237	5,652,237			¥ 5,652,237
Movement	¥ 0	¥ 0

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.